Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - shares	Sep. 30, 2024	Sep. 29, 2024	Feb. 26, 2024
Share split			1-for-20
Common Class A [Member]
Issuance of shares	22,477,825	22,477,825
Common Class B [Member]
Issuance of shares	4,780,575	4,780,555